Goodwill and Other Intangible Assets (Narrative) (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥) ¥ / shares	Mar. 31, 2015 JPY (¥) ¥ / shares	Dec. 31, 2015 THB / shares	Dec. 31, 2014 THB / shares
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	¥ 6,638	¥ 333,719	¥ 3,432
Stock price | ¥ / shares		¥ 521.5	¥ 743.7
Intangible assets subject to amortization acquired	254,064	¥ 231,602
Intangible assets not subject to amortization acquired	1	389
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value	5,803	117,726	¥ 677
Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Stock price | THB / shares				THB 29.75	THB 44.75
Business Segment [Member] | Global Business Group [Member] | Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill		177,750
Business Segment [Member] | Customer Business [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	6,638	333,719
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill	6,638	4,298	¥ 3,432
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill		329,421
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than MUAH/Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill		151,671
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than MUAH/Krungsri and Krungsri [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment of goodwill		329,421
Software [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 234,882	¥ 223,809
Weighted average amortization periods of intangible assets subject to amortization, years	5 years	6 years
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value		¥ 8,923
Customer Relationships [Member]
Goodwill and Other Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 19,086	¥ 6,479
Weighted average amortization periods of intangible assets subject to amortization, years	20 years	22 years
Customer Relationships [Member] | Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value		¥ 8,043
Core Deposit Intangibles [Member]
Goodwill and Other Intangible Assets [Line Items]
Impairment losses for intangible assets, whose carrying amounts exceeded their fair value		¥ 99,981